As filed with the Securities and Exchange	Registration No. 333-120636
Commission on June 27, 2008	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
Post-Effective Amendment No. 10 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
One Orange Way, C1S, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
X	immediately upon filing pursuant to paragraph (b) of Rule 485 on pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously
____	filed post-effective amendment.
Title of Securities Being Registered: Individual Fixed and Variable Deferred Annuity Contracts

PARTS A AND B

The Prospectus and Statement of Additional Information each dated April 28, 2008 are incorporated into Parts A and B of this Post-Effective Amendment No. 10 by reference to
Registrant’s filings under Rule 497(c) as filed on April 30, 2008 and under Rule 497(e) as filed on June 20, 2008.

A supplement dated June 27, 2008 to the Prospectus and Statement of Additional Information is
included in Parts A and B, respectively, of this Post-Effective Amendment No. 10.

ReliaStar Life Insurance Company
and its Separate Account N
ING Encore/ING Encore Flex
Supplement dated June 27, 2008 to the Contract Prospectus and Statement of Additional Information,
each dated April 28, 2008, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your current
Contract Prospectus and SAI for future reference.

1.	On March 27, 2008, the Board of Trustees of ING Variable Products Trust and ING Investors Trust approved a proposal to reorganize the following Portfolio (the “Disappearing Portfolio”) into the following respective
Portfolio (the “Surviving Portfolio”). Subject to approval by the Portfolio’s shareholders, after the close of business on September 5, 2008 the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING VP Real Estate Portfolio	ING Global Real Estate Portfolio

Accordingly, effective after the close of business on September 5, 2008, investments in the Disappearing
Portfolio will automatically become investments in the Surviving Portfolio, as follows:

•	Class I of the ING Global Real Estate Portfolio will automatically be added to your contract and all existing account balances invested in the ING VP Real Estate Portfolio (Class I) will automatically become investments in the ING Global Real Estate Portfolio (Class I).

As a result of the reorganizations, effective September 8, 2008 all references to the Disappearing Portfolio in the Contract Prospectus and SAI are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

                                                    ING Service Center
                                                    P.O. Box 5050
                                                    Minot, North Dakota 58702-5050

                                                    1-877-884-5050

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

X.120636-08B	1 of 2	June 2008

2.	The information for ING Julius Baer Foreign Portfolio appearing in the Contract Prospectus under Appendix
IV–Fund Descriptions is deleted and replaced with the following to reflect a subadviser name change effective
June 15, 2008. In addition, effective September 8, 2008, the following information for ING Global Real Estate
Portfolio is added to Appendix IV–Fund Descriptions.

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
ING Investors Trust – ING Global Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	Seeks high total return consisting of capital appreciation and current income.
ING Investors Trust – ING Julius Baer Foreign Portfolio	Directed Services LLC Subadviser: Artio Global Management, LLC	Seeks long-term growth of capital.

3.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganization. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

4.	The following is added at the end of the third paragraph under the “Loans” section on page 37 of the Contract
Prospectus:

Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayments without a proper loan coupon, or where the amount of a repayment differs from the amount printed on the loan coupon. Please contact us at the number or address listed in the “Questions: Contacting the Company,” section of your contract prospectus for further information.

X.120636-08B	2 of 2	June 2008

SEPARATE ACCOUNT N
PART C - OTHER INFORMATION
Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Separate Account N:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Balance Sheets - Statutory Basis as of December 31, 2007 and 2006
		-	Statements of Operations - Statutory Basis for the years ended December 31,
2007, 2006 and 2005
		-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2007, 2006 and 2005
		-	Statements of Cash Flows - Statutory Basis for the years ended December 31,
2007, 2006 and 2005
		-	Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) •
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate
Account One (“Registrant”) • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on April 20, 1998.
	(2)	Not applicable
	(3.1)	Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule • Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 033-90474), as filed on November 5, 1999.
(4.1)	Contract TSA-M [Form 40063 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on February 23, 2005.
(4.2)	Contract TSA-T [Form 40064 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on February 23, 2005.
(4.3)	Contract IRA/NQ-M [Form 40065 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on February 23, 2005.
(4.4)	Contract IRA/NQ-T [Form 40066 11-04] • Incorporated by reference to Pre-
Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on February 23, 2005.
(4.5)	Return of Purchase Payment Death Benefit Rider [Form 40069 11-04] • Incorporated
by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-120636), as filed on February 23, 2005.
(4.6)	Annual Stepped Up Death Benefit Rider [Form 40070 11-04] • Incorporated by
reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4
(File No. 333-120636), as filed on February 23, 2005.
(4.7)	Living Benefit Rider [Form 40074 11-04 Schedule] • Incorporated by reference to
Pre-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-120636), as filed on April 20, 2006.
(4.8)	MGAB Rider [Form 40074 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on April 20, 2006.
(4.9)	Living Benefit Rider [Form 40075 11-04 Schedule] • Incorporated by reference to
Pre-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-120636), as filed on April 20, 2006.
(4.10)	MGWB Rider [Form 40075 11-04] • Incorporated by reference to Pre-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on April 20, 2006.
(4.11)	Fixed Account D Rider [Form 40071 12-05] • Incorporated by reference to Post-
Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on April 16, 2007.
(4.12)	Dollar Cost Averaging (DCA) Fixed Account Rider [Form 40073 12-05] •
Incorporated by reference to Post-Effective Amendment No. 7 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on April 16, 2007.
(5.1)	Contract Application • Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-120636), as filed on February
23, 2005.

(6.1)	Amended Articles of Incorporation of Depositor • Incorporated by reference to the
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor • Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as
filed on December 23, 1996.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company,
Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING
Insurance Company of America, American Funds Insurance Series and Capital
Research and Management Company • Incorporated by Reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as
filed on July 17, 2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING American Equities, Inc., Directed Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company
• Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.3)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.4)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-
4 (File No. 333-85618), as filed on February 1, 2007.

(8.5)	Amendment to Participation Agreement effective June 5, 2007 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-139695), as filed on July 6, 2007.
(8.6)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.7)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.8)	Participation Agreement made and entered into as of April 30, 2003 among The GCG
Trust, ReliaStar Life Insurance Company and Directed Services, Inc. • Incorporated
by reference to Post-Effective Amendment No. 6 to Registration Statement on Form
N-4 (File No. 333-100207), as filed on February 20, 2004.
(8.9)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.10)	Amendment dated as of March 26, 2002 to Participation Agreement dated as of
December 6, 2001 by and among Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002),
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-100207), as filed on October 24, 2002.
(8.11)	Amendment dated as of October 1, 2002 to Participation Agreement dated as of
December 6, 2001 and amended as of March 26, 2002 by and among ING Partners,
Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and
ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.

(8.12)	Amendment dated as of May 1, 2003 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002 and October 1,
2002 by and among ING Partners, Inc., ING Life Insurance and Annuity Company,
ING Financial Advisers, LLC and ReliaStar Life Insurance Company • Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-1A (File No. 333-32575), as filed on April 30, 2003.
(8.13)	Amendment dated as of November 1, 2004 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002 and May 1, 2003 by and among ING Partners, Inc., ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company •
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(8.14)	Amendment dated as of April 29, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003 and November 1, 2004 by and among ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company • Incorporated by reference to Post-Effective Amendment
No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
December 21, 2006.
(8.15)	Amendment dated as of August 31, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 by and among ING
Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on December 21, 2006.
(8.16)	Amendment dated as of December 7, 2005 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005 by and
among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and ReliaStar Life Insurance Company • Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 21, 2006.
(8.17)	Amendment dated as of April 28, 2006 to Participation Agreement dated as of
December 6, 2001 and subsequently amended as of March 26, 2002, October 1,
2002, May 1, 2003, November 1, 2004, April 29, 2005 and August 31, 2005,
December 7, 2005 by and among ING Partners, Inc., ING Life Insurance and
Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on December
21, 2006.

(8.18)	Service Agreement and Contract with Investment Adviser effective as of December
6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company in connection with the sale of shares of ING Partners, Inc. •
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on October 24, 2002.
(8.19)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc.
• Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.20)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.21)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 • Incorporated by reference to Post-
Effective Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-
92000), as filed on April 17, 2003.
(8.22)	Amendment dated as of November 1, 2004 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 • Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-6 (File No.
333-69431), as filed on March 1, 2007.
(8.23)	Amendment dated as of April 29, 2005 to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on December 21, 2006.
(8.24)	Amendment dated as of December 7, 2005 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-120636), as filed on December 21, 2006.
(8.25)	Amendment dated as of April 28, 2006 to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-
120636), as filed on December 21, 2006.

(8.26)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.27)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form
N-4 (File No. 333-56297), as filed on December 14, 1998.
(8.28)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(8.29)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.30)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.31)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February
11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.32)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.33)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.34)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.35)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.

(8.36)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.37)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
April 13, 2004.
(8.38)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products
Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.39)	Amendment executed August 30, 2002 to Participation Agreement dated May 1,
2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust
(formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor,
LLC (formerly known as ING Pilgrim Securities, Inc.) • Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 22, 2003.
(8.40)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.41)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.

(8.42)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among
ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds
Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.43)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.44)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company,
ING VP Bond Portfolio and ING Funds Distributor, LLC. (f/k/a ING Funds
Distributor, Inc.) • Incorporated by reference to Post-Effective Amendment No. 18 to
Registration Statement on Form N-6 (File No. 033-57244), as filed on February 9,
2004.
(8.45)	Form of Amendment effective as of ________, 200_ to Participation Agreement dated as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING VP
Bond Portfolio and ING Funds Distributor, LLC, as amended on July 15, 2003
(8.46)	Participation Agreement made and entered into as of December 1, 2002 among ING
Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING
Funds Distributors, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.47)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.48)	Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc. and
ReliaStar Life Insurance Company
(8.49)	Rule 22c-2 Agreement effective as of April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.50)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.
(8.51)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity
Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on February 16, 2000.
(8.52)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended
December 1, 1999 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2007.
(8.53)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.54)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.55)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.56)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.57)	First Amendment dated August 15, 2007 to Participation Agreement among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO
Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of
May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.58)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company • Incorporated by reference to Post-Effective Amendment No.
38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February
11, 2005.
(8.59)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on May 23, 2008.
(8.60)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.61)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.62)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.63)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.64)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001
• Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033- 75962), as filed on April 13, 2005.
(8.65)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on December 21, 2007.
(8.66)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.67)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company • Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.68)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.69)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	No Financial Statements are omitted from Item 23
(12)	Not applicable
(13)	Powers of Attorney • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-120636), as filed on April 18,
2008.

Item 25. Directors and Principal Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President
Thomas J. McInerney[2]	Director and Chairman
David A. Wheat[1]	Director, Executive Vice President and Chief
Financial Officer
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director and Senior Vice President
Bridget M. Healy[3]	Director
Robert G. Leary[3]	Director
Michael L. Emerson[4]	Chief Executive Officer, ING Re
Steven T. Pierson[1]	Senior Vice President and Chief Accounting
Officer
Valerie G. Brown[1]	Senior Vice President
Daniel H. Hanlon[2]	Senior Vice President
Daniel P. Mulheran, Sr.[4]	Senior Vice President
Stephen J. Preston[4]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Daniel M. Anderson	Vice President
9100 Arboretum Parkway
Richmond, VA 23236
Pamela S. Anson[5]	Vice President
Pamela M. Barcia[2]	Vice President
Bradley E. Barks[2]	Vice President

M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Linda Beblo[6]	Vice President
Jeoffrey A. Block[7]	Vice President
Robert D. Bomgaars	Vice President
740 Northwest Blue Parkway, Suite 304
Lee’s Summit, MO 64086
David Botler[8]	Vice President
Scott V. Carney[6]	Vice President
William D. Chatham[7]	Vice President
John C. Collins[1]	Vice President
Monte J. Combe[9]	Vice President
Brian D. Comer[2]	Vice President
Karen Czizik[9]	Vice President
J. Randolph Dobo[9]	Vice President
Diane M. Eder[10]	Vice President
Patricia L. Engelhardt[2]	Vice President
Shari A. Enger[6]	Vice President
Michelle M. Fallahi[4]	Vice President
Kurt T. Fasen[4]	Vice President
Joel A. Fink	Vice President
8585 Stemmons Frwy., Ste 770 North
Dallas, TX 75247
Julie A. Foster[7]	Vice President
Molly G. Garrett[2]	Vice President
Robert A. Garrey[2]	Vice President

Saskia M. Goedhart[2]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[9]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Karen A. Harrison[5]	Vice President
R. Scott Hofstedt[11]	Vice President
Michelle R. Holmes[5]	Vice President
June P. Howard[1]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien[12]	Vice President
Irene R. Jensen[6]	Vice President
Bradley C. Johnson[6]	Vice President
John P. Kelleher[11]	Vice President
Paul E. Kersten[4]	Vice President
Cassandra Klein[5]	Vice President
Cheryl Kusick[5]	Vice President
Kenneth E. Lacy[1]	Vice President
Kevin J. Laing[4]	Vice President
Frederick C. Litow[1]	Vice President
Laurie A. Lombardo[2]	Vice President
Alan S. Lurty[6]	Vice President
Thomas A. Lutter[6]	Vice President

Scott C. Machut[4]	Vice President
Richard T. Mason[2]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[4]	Vice President
Michael J. Murphy[6]	Vice President
Todd E. Nevenhoven[7]	Vice President
Curtis W. Olson[11]	Vice President
Sherry R. Olson[11]	Vice President
Peter S. Orenzoff[8]	Vice President
Deborah J. Prickett[4]	Vice President
Laurie J. Rasanen[5]	Vice President
James P. Rathburn[4]	Vice President
Kevin J. Reimer[1]	Vice President
Robert A. Richard[2]	Vice President
John A. Ross	Vice President
3110 Camino Del Rio South, Suite A117
San Diego, CA 92108
David J. Schmid[11]	Vice President
David A. Sheridan[2]	Vice President
Gregory M. Smith[6]	Vice President
Christina M. Starks[5]	Vice President
Eric J. Steelman[6]	Vice President
Carl P. Steinhilber[2]	Vice President
Irving L. Tang[4]	Vice President
Melissa A. Tilford[6]	Vice President
Mary A. Tuttle[9]	Vice President

William J. Wagner[9]	Vice President
Margaret B. Wall[10]	Vice President
Michellen A. Wildin[9]	Vice President
David P. Wilken[4]	Vice President
Eric C. Wishman[7]	Vice President
Dean S. Abbott[4]	Vice President and Actuary
Mary A. Broesch[6]	Vice President and Actuary
Barbara B. Horst[11]	Vice President and Actuary
Craig A. Krogstad[10]	Vice President and Actuary
Richard Lau[6]	Vice President and Actuary
Mark E. McCarville[11]	Vice President and Actuary
Jeffrey L. Schuh[4]	Vice President and Actuary
Alden W. Skar[4]	Vice President and Actuary
Alice W. Su6	Vice President and Actuary
Howard L. Rosen[6]	Vice President and Appointed Actuary
Carol S. Stern	Vice President and Chief Compliance Officer
1501 M St., NW, Ste. 430
Washington, DC 20005
Kimberly M. Curley[9]	Vice President and Illustration Actuary
Joseph N. Fick[6]	Vice President and Illustration Actuary
Lawrence S. Nelson[11]	Vice President and Illustration Actuary
Spencer T. Shell[1]	Vice President, Assistant Treasurer and
Assistant Secretary
Chad M. Eslinger[5]	Vice President, Compliance
Judith K. Ginter[11]	Vice President, Compliance
Philip W. Ricker[11]	Vice President, Compliance

Randy L. Bauernfeind[11]	Vice President, Corporate Real Estate
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Daniel E. Abramowski[4]	Vice President, ING Re
Jeffrey S. Birkholz[4]	Vice President, ING Re
Robert P. Browne[1]	Vice President, Investments
William J. Daley[1]	Vice President, Investments
John P. Foley[1]	Vice President, Investments
Suresh Krishnamoorthy[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gilbert E. Mathis[1]	Vice President, Investments
Greg R. Michaud[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Kurt W. Wassenar[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Scott N. Shepherd[2]	Actuary
Joy M. Benner[4]	Secretary
Edward Attarian[6]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[4]	Assistant Secretary
Diana R. Cavender[4]	Assistant Secretary
Chad D. Christensen[11]	Assistant Secretary
James M. Foley[4]	Assistant Secretary
Maria C. Foster[4]	Assistant Secretary
Jay J. Frazer[11]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary

Daniel F. Hinkel[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
Jane M. Jacobs[4]	Assistant Secretary
Lorri Jungbauer[11]	Assistant Secretary
Ronald M. Kjelsberg[4]	Assistant Secretary
James A. Kochinski[4]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Terri W. Maxwell[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
Y. Danyale Moses[11]	Assistant Secretary
John R. Oberg[9]	Assistant Secretary
Melissa O’Donnell[4]	Assistant Secretary
Laura L. Pang[11]	Assistant Secretary
Wendy L. Paquin[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Thomas M. Rose[4]	Assistant Secretary
Susannah Saver-Patterson[11]	Assistant Secretary
Sande Sheppard[11]	Assistant Secretary
Gerald M. Sherman[4]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Diane Yell[11]	Assistant Secretary
Glenn A. Black[1]	Tax Officer

Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
3	The principal business of this director and these officers is 230 Park Avenue, New York, New York 10169.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
5	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
6	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
10	The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
11	The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.
12	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity
Company (File No. 333-105479), as filed with the Securities and Exchange Commission on
April 11, 2008.

Item 27. Number of Contract Owners

As of May 30, 2008, there were 45,128 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of
ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America
Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of
1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC),
Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC,
Variable Annuity Account C of ILIAC, Variable Annuity Account G of ILIAC and
Variable Annuity Account I of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select Variable Account of ReliaStar Life
Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) Northstar Variable
Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act), (iv) ReliaStar Life Insurance Company of New York Variable Annuity
Funds A, B, C (a management investment company registered under the 1940 Act), (v)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G,
H, I (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q
(a management investment company registered under the1940 Act), and (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel H. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095

Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President

Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Marilyn S. Sponzo[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman	Assistant Vice President
Richard E. G. Gelfand	Chief Financial Officer
1475 Dunwoody Drive
West Chester, PA 19380-1478
Joy M. Benner[4]	Secretary

Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Todd Smiser	Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c) Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$5,431,669.21
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28,
1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American
Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)	Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)	The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration
Statement on Form N-4 (File No. 333-120636) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of
Connecticut, on the 27th day of June, 2008.

SEPARATE ACCOUNT N OF RELIASTAR LIFE
INSURANCE COMPANY
(Registrant)
By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By:	Donald W. Britton*
Donald W. Britton
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Donald W. Britton*	President	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) June
Thomas J. McInerney		) 27, 2008
)
Kathleen A. Murphy*	Director and Senior Vice President	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)

Steven T. Pierson	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.8.45	Form of Amendment effective as of ________, 200_ to Participation
Agreement dated as of May 1, 2002 by and among ReliaStar Life
Insurance Company, ING VP Bond Portfolio and ING Funds Distributor,
	LLC, as amended on July 15, 2003	_________
99-B.8.48	Form of Fund Participation Agreement between Lord Abbett Series Fund,
	Inc. and ReliaStar Life Insurance Company	_________
99-B.9	Consent and Opinion of Counsel	_________
99-B.10	Consent of Independent Registered Public Accounting Firm	_________